UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                    Date of fiscal year end: March 31, 2005

                    Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
            Sit Tax-Free Income Fund (Series A)
            Sit Minnesota Tax-Free Income Fund (Series B)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.4%) (2)
    ALABAMA (1.1%)
             1,000,000   Birmingham Baptist Med. Ctr. Special Care Facs.
                           Financing Auth. Rev. Series 1993A,
                           (Baptist Med. Ctr. Proj.)(MBIA insured), 5.50%, 8/15/23                                      1,001,840
               675,000   Birmingham-Southern College Private Educ. Bldg. Rev.
                           Series 1997, 5.35%, 12/1/19                                                                    685,618
               300,000   Central Elmore Water & Sewer Auth. Rev. Refunding Series
                           2003A (MBIA insured), 1.40%, 7/1/05                                                            299,988
               500,000   Madison Co. Brd. Educ. Tax Warrants Series 1997 (MBIA
                           insured), 5.20%, 9/1/15                                                                        512,205
               750,000   Montgomery Special Care Facs. Fin. Auth. Rev. Series
                           1997C (Baptist Med. Ctr. Proj.), 5.375%, 9/1/22                                                794,468
                         Montgomery Med. Clinic Board Hlth. Care Fac. Rev.
                           Series 1991:
               530,000     7.00%, 3/1/15                                                                                  531,314
               115,000     7.375%, 3/1/06                                                                                 115,255
                                                                                                             --------------------
                                                                                                                        3,940,688
                                                                                                             --------------------
    ALASKA (2.8%)
            12,505,000   Alaska HFC Gen. Mtg. Rev. 1997 Series A, zero coupon,
                           6.15% effective yield on purchase date, 12/1/17                                              6,144,082
               450,000   Anchorage Elec. Util. Rev. Sr. Lien Series 1996B (MBIA
                           insured), 5.50%, 2/1/26                                                                        462,515
                         Northern Alaska Tobacco Securitization Corp.
                           Asset-Backed Rev.:
             2,070,000     Series 2000, 6.20%, 6/1/22                                                                   2,175,674
               955,000     Series 2001, 4.75%, 6/1/15                                                                     968,637
                                                                                                             --------------------
                                                                                                                        9,750,908
                                                                                                             --------------------
    ARIZONA (1.1%)
               230,000   Bullhead City Special Assessment Impt. Dist. Series
                           1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10                                                     233,119
               730,000   Phoenix Indus. Dev. Auth. Rev. Refunding Series 1995A
                           (Christian Care Apts. Proj.), 6.25%, 1/1/16                                                    753,718
               700,000   Phoenix Street & Hwy. User Rev. Refunding Jr. Lien
                           Series 1992, 6.25%, 7/1/11                                                                     702,842
                         Pima Co. Industrial Dev. Auth. Educ. Rev.:
               295,000     Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                         296,035
               250,000     Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                252,780
               210,000     Series 2005M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                         210,292
             1,250,000   Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
                           Refunding Series 1993C, 4.90%, 1/1/08                                                        1,263,587
                                                                                                             --------------------
                                                                                                                        3,712,373
                                                                                                             --------------------
    ARKANSAS (0.7%)
                47,468   Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding
                           Series 1993-A2 (FNMA backed), 7.90%, 8/1/11                                                     48,554
                 2,894   Jacksonville Res. Hsg. Fac. Bd. Single Family Mtg. Rev. Refunding
                           Series 1993B, 7.75%, 1/1/11                                                                      2,931
               935,000   Maumelle HDC First Lien Rev. Refunding 1992 Series A
                           (Section 8), 7.875%, 7/1/09                                                                    936,730
                         North Little Rock Hlth. Facs. Bd. Health Care Rev.
                           Series 2001 (Baptist Health Proj.):
               555,000     5.00%, 7/1/06                                                                                  565,112
               300,000     5.00%, 7/1/07                                                                                  309,864
               490,000     5.00%, 7/1/08                                                                                  511,918
                                                                                                             --------------------
                                                                                                                        2,375,109
                                                                                                             --------------------
    CALIFORNIA (9.5%)
               230,000   ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002
                           (Redwood Sr. Homes & Svcs.
                           Proj.), 4.10%, 11/15/07                                                                        232,484
               120,000   Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994A
                           (FSA insured), 6.00%, 12/15/14                                                                 123,062
             1,000,000   Bell  Cmty. Hsg. Auth. Rev. Series 1995A (Mobilehomes
                           Park Acquisition Proj.), 6.40%, 10/1/15                                                      1,023,180
               250,000   Blythe Redev. Agy. Tax Allocation Refunding Series 1997
                           (Proj. No. 1), 5.80%, 5/1/28                                                                   260,438

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
               200,000   Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000
                           (Merged Central Bus. District Redev. Proj.)
                           (Ambac insured), 5.375%, 8/1/26                                                                215,492
             3,835,000   CA Co. Tobacco Securitization Agy. Asset-Backed Rev.
                           Series 2002 (Alameda Co.), 4.75%, 6/1/19                                                     3,898,162
               950,000   CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003A
                           (Feather River Cmnty. District Proj.),
                           4.625%, 7/1/13                                                                                 969,941
               750,000   CA Dept. Water Resources Rev. Series 1972 (Central
                           Valley Proj.), 5.25%, 7/1/22                                                                   750,375
               220,000   CA Dept. Water Resources Rev. Series 1996Q (Central
                           Valley Proj.)(MBIA insured), 5.375%, 12/1/27                                                   229,832
                         CA Educ. Facs. Auth. Rev.:
               125,000     Series 1995A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                                    128,409
               520,000     Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                                             541,507
               165,000   CA G.O. Series 1996, 5.25%, 6/1/21                                                               169,869
               770,000   CA G.O. Rev. Refunding Series 5.125%, 10/1/17                                                    774,304
                35,000   CA Prerefunded G.O. Series 1996 (Ambac insured), 5.25%, 6/1/21                                    36,166
               495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003A (Placer Co.
                           Transportation Proj.), 6.00%, 12/1/28                                                          505,791
               500,000   CA Hlth. Facs. Fin. Auth. Rev. Series 1997B (Cedars-Sinai Med.
                           Ctr. Proj.), 5.125%, 8/1/27                                                                    527,720
             4,300,000   CA Public Works Board Lease Rev. Series 1996A (Dept. of
                           Corrections Proj.), 5.50%, 1/1/17                                                            4,443,921
               300,000   CA Public Works Board Lease Rev. Series 1993A (Various CA State
                           Univ. Proj.), 5.25%, 12/1/13                                                                   302,985
                         CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of
                           Charity Hlth. Proj.):
               500,000     5.00%, 7/1/06                                                                                  510,155
               500,000     5.00%, 7/1/07                                                                                  518,705
               530,000     5.25%, 7/1/11                                                                                  577,880
               500,000   CA Statewide Cmntys. Dev. Auth. C.O.P. Series 1994 (Motion Picture &
                           TV Fund), 5.35%, 1/1/24                                                                        505,770
               500,000   CA University Multipurpose Proj. Rev. Series 1998F, 5.00%, 9/1/27                                514,170
               235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)
                           (FSA insured), 5.70%, 8/1/23                                                                   235,604
               500,000   Golden State Tobacco Securitization Corp. Tobacco Settlement
                           Asset-Backed Rev.
                           Enhanced Series 2003B, 5.25%, 6/1/16                                                           501,220
               750,000   Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured),
                           5.25%, 11/1/19                                                                                 781,425
               165,000   Loma Linda Hosp. Rev. Refunding Series 1993C (Loma Linda Univ.
                           Med. Ctr.)(MBIA insured), 5.375%, 12/1/22                                                      168,943
               400,000   Los Angeles Water & Power Rev. Series 2001A-A3, 5.25%, 7/1/18                                    405,180
             3,175,000   Northern CA Power Agy. Rev. Series 1987A, 5.00%, 7/1/09                                        3,179,128
               125,000   Northern CA Tobacco Securitization Auth. Asset-Backed Senior Rev.
                           Series 2001B, 4.375%, 6/1/21                                                                   126,354
               500,000   Oceanside C.O.P. Refunding Series 1995 (Oceanside Civic Ctr. Proj.)
                           (MBIA insured), 5.25%, 8/1/19                                                                  511,165
             1,100,000   Orange Co. Recovery C.O.P Series 1996A (MBIA insured), 6.00%, 7/1/26                           1,153,042
             1,000,000   Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996
                           (MBIA insured), 5.25%, 9/1/16                                                                1,047,470
                         Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
               275,000     5.55%, 3/1/09                                                                                  293,488
               290,000     5.65%, 3/1/10                                                                                  311,611
               350,000     6.00%, 3/1/14                                                                                  374,164
             2,500,000   Sacramento District Fing. Auth. Rev. Series 2000A, 5.875%, 12/1/27                             2,556,600
               100,000   San Jose Redev. Agy. Tax Alloc. Series 1993 (Merged Area Redev. Proj.)
                           (MBIA insured), 5.00%, 8/1/20                                                                  101,066
             1,000,000   South Tahoe Powers Fin. Auth. Rev. Refunding Series 1995B, 6.00%, 10/1/28                      1,025,100
                         Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
             1,400,000     Series 2001B, 6.00%, 5/15/22                                                                 1,482,180
               445,000     Series 2002A, 5.25%, 6/1/27                                                                    452,356
               570,000   Turlock Hlth. Fac. Rev. C.O.P. Series 2004 (Emanuel Med. Ctr., Inc.
                           Proj.), 3.00%, 10/15/05                                                                        569,333
                                                                                                             --------------------
                                                                                                                       33,035,747
                                                                                                             --------------------
    COLORADO (2.1%)
               250,000   Beacon Met. Dist. Rev. Series 2005B, 4.375%, 12/1/15                                             251,657
               285,000   CO Educ. & Cultural Fac. Rev. Refunding Series 2003C (Cheyenne Mtn. Charter
                           Sch. Proj.), 4.625%, 6/15/12                                                                   280,058
             1,250,000   CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.),
                           6.75%, 12/1/15                                                                               1,288,400
                         CO HFA Single Family Program Senior Series:
               125,000     1996B-2, 7.45%, 11/1/27                                                                        126,506
                75,000     1997B-3, 6.80%, 11/1/28                                                                         75,747

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                         CO Hlth. Fac. Auth. Rev. Refunding & Impt. Hosp. Series 1995 (Parkview Proj.):
               155,000     Pre-refunded Balance, 6.125%, 9/1/25                                                           158,996
             1,005,000     Unrefunded Balance, 6.125%, 9/1/25                                                           1,027,602
                         CO Hlth. Fac. Auth. Rev.:
               250,000     Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07                                257,750
               380,000     Series 2000A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                        409,450
             1,000,000     Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                     1,117,280
             1,000,000     Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                     1,085,220
               350,000     Series 2004 (Vail Med. Ctr. Proj.), 4.00%, 1/15/06                                             351,397
               600,000   Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997A (Section 8),
                           5.35%, 10/1/12                                                                                 618,564
               160,000   Eagle Bend Met. District No. 2 G.O. Refunding Series 2004, 2.25%, 12/1/05                        159,475
                40,000   Thornton Single Family Mtg. Rev. Refunding 1992 Series A, 8.05%, 8/1/09                           40,027
                                                                                                             --------------------
                                                                                                                        7,248,129
                                                                                                             --------------------
    CONNECTICUT (0.8%)
               700,000   Bristol Res. Recovery Fac. Operating Committee Solid Waste Rev. Refunding
                           Series 1995 (Ogden Martin Sys. Proj.), 6.50%, 7/1/14                                           714,063
                         Mashantucket Western Pequot Tribe Subordinated Special Rev.:
               100,000     Series 1997B, 5.75%, 9/1/18                                                                    104,854
             1,850,000     Series 1999B, zero coupon, 5.05% effective yield, 9/1/09                                     1,551,835
               500,000     Series 1999B, zero coupon, 5.12% effective yield, 9/1/26                                       288,640
                                                                                                             --------------------
                                                                                                                        2,659,392
                                                                                                             --------------------
    DELAWARE (0.2%)
               650,000   Quaker Hill Hsg. Corp., Inc. Multifamily Rev. Refunding Series 1990A
                           (FNMA collateralized), 7.55%, 8/1/21                                                           652,106
                                                                                                             --------------------

    DISTRICT OF COLUMBIA (0.4%)
             1,500,000   DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26                                1,562,400
                                                                                                             --------------------

    FLORIDA (3.9%)
               600,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas,
                           Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                                      583,008
               625,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette
                           Arms Proj.), 5.25%, 8/15/15                                                                    657,188
               330,000   Dade Co. Public Facs. Rev. Series 1993 (Jackson Mem. Hosp. Proj.),
                           5.25%, 6/1/23                                                                                  330,548
               385,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist
                           Hosp. Miami Proj.) (MBIA insured), 5.25%, 5/15/21                                              385,639
               500,000   Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15                            520,370
               245,000   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.),
                           5.125%, 10/1/19                                                                                252,605
               100,000   FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Series 1996A (Ambac insured),
                           5.375%, 9/1/18                                                                                 101,418
               500,000   FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997A, 5.00%, 7/1/11                               525,005
               750,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)
                           (MBIA insured), 5.75%, 10/1/30                                                                 793,613
             1,950,000   FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33                                      2,058,673
               545,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999A (ShellPoint
                           Village Proj.), 5.50%, 11/15/08                                                                571,476
               585,000   Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr.
                           Proj), 5.25%, 10/1/10                                                                          631,227
               680,000   Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15                         696,456
               400,000   Miami - Dade Co. Special Oblig. Rev. Series 1997B, zero coupon, 4.79%
                           effective yield, 10/1/35                                                                       347,288
               190,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8),
                           5.30%, 10/1/05                                                                                 189,688
               260,000   North Broward Hosp. Dist. Rev. Refunding Series 1997, 5.375%, 1/15/24                            270,312
                         Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding:
               125,000     Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20                                        129,182
               200,000     Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                         212,944
                75,000   Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon,
                           5.45% effective yield on purchase date (MBIA insured), 3/1/07                                   69,759
             3,105,000   Port Everglades Auth. Rev. Refunding Series 1989A (FSA insured), 5.00%, 9/1/16                 3,112,390
                         South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
               370,000     4.25%, 10/1/08                                                                                 372,272
               700,000     5.50%, 10/1/13                                                                                 741,965
                                                                                                             --------------------
                                                                                                                       13,553,026
                                                                                                             --------------------
    GEORGIA (0.2%)
               750,000   Private Colleges & Univ. Auth. Rev. Refunding Series 1999A (Mercer
                           Univ. Proj.), 5.25%, 10/1/14                                                                   784,823
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    HAWAII (0.3%)
             1,155,000   Honolulu Mtg. Rev. Ref. Series 1996A (Hale-Pauahi Proj.)(FHA insured)
                           (MBIA insured), 6.80%, 7/1/28                                                                1,179,809
                                                                                                             --------------------

    ILLINOIS (14.8%)
                         Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
               750,000     4.90%, 7/1/06                                                                                  755,370
             1,410,000     5.00%, 7/1/07                                                                                1,425,919
             1,085,000     5.05%, 7/1/08                                                                                1,108,610
             2,030,000     5.10%, 7/1/09                                                                                2,091,387
               805,000     Series 2000B, 4.75%, 3/1/30                                                                    841,088
                         Chicago G.O. Series 1996B (FGIC insured):
             1,455,000        Prerefunded, 5.125%, 1/1/25                                                               1,502,258
             2,670,000        Unrefunded, 5.125%, 1/1/25                                                                2,745,134
               215,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992A
                           (FHA insured) (Section 8), 6.85%, 7/1/22                                                       218,509
                         Chicago O'Hare Intl. Airport Rev. Refunding (MBIA insured):
               100,000     Series 1994A Sr. Lien, 5.00%, 1/1/13                                                           101,021
               225,000     Series 1993A Sr. Lien, 5.00%, 1/1/16                                                           227,016
             4,620,000     Series 1993C 2nd Lien, 5.00%, 1/1/18                                                         4,671,097
               450,000   IL DFA Rev. Series 2002A (Chicago Charter School Fdn. Proj.),
                           5.25%, 12/1/12                                                                                 462,780
                         IL DFA Pollution Ctrl. Rev. Refunding:
               300,000     Series 1993C2 (Public Svc. Co. Proj.), 5.70%, 8/15/26                                          300,852
             2,500,000     Series 2000A (Ameren CIPS Proj.), 5.50%, 3/1/14                                              2,567,700
             1,250,000     Series 1993C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                     1,288,500
                         IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac.
                           Acquisition Program):
             1,740,000     Series 1997A, 5.80%, 7/1/08                                                                  1,808,817
             2,635,000     Series 1997A, 6.05%, 7/1/19                                                                  2,745,696
               300,000     Series 1997A, 5.90%, 7/1/09                                                                    311,808
             4,610,000     Series 1997A, 6.00%, 7/1/15                                                                  4,790,850
             1,240,000     Series 1997C, 5.65%, 7/1/19                                                                  1,295,279
               805,000     Series 1998A, 5.50%, 7/1/12                                                                    841,225
               185,000     Series 1998A, 5.70%, 7/1/19                                                                    193,504
               600,000   IL DFA Rev. Refunding Series 1995A (Catholic Hlth. Proj.)(Connie
                           Lee insured), 5.30%, 2/15/18                                                                   612,000
                20,000   IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                  20,447
               310,000   IL Fin. Auth. Rev. Series 2005A (Depaul Univ. Proj.), 5.00%, 10/1/05                             311,686
                         IL Hlth. Fac. Auth. Rev.:
               500,000     Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                               503,940
             1,250,000     Refunding Series 1994 (Passavant Memorial Area Hospital Assn.)
                              (MBIA insured), 5.95%, 10/1/11                                                            1,346,313
             2,595,000     Refunding Series 1993A (Edward Hosp. Proj.), 6.00%, 2/15/19                                  2,626,633
               250,000     Refunding Series 1996A (Advocate Hlth. Proj.)(MBIA insured), 5.80%, 8/15/16                    267,030
               200,000     Refunding Series 1996B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                   207,732
               375,000     Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                               388,343
               970,000     Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                     1,006,404
               500,000     Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                           560,835
               200,000   IL Sales Tax Rev. Series 1994U, 5.00%, 6/15/10                                                   202,374
               250,000   Melrose Park Tax Increment G.O. Series 1999A (FSA insured), 5.25%, 12/15/15                      266,817
             2,000,000   Onterie Ctr. Hsg. Fin. Corp. Mtg. Rev. Refunding Series 1992 (Onterie Ctr.
                           Proj.)(MBIA - FHA insured), 7.05%, 7/1/27                                                    2,031,920
             1,850,000   Roselle Multifamily Hsg. Rev. Refunding Series 1994A (GNMA collateralized)
                           (Waterbury Apts.)  (FHA insured), 7.00%, 1/1/25                                              1,889,831
                         Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
               750,000     5.375%, 8/15/15                                                                                783,713
             2,625,000     5.625%, 8/15/29                                                                              2,728,005
             2,800,000   Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998A (City of East
                           St. Louis Tax Increment Financing Proj.), 6.00%, 4/1/10                                      2,769,004
               445,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.),
                           6.05%, 12/1/11                                                                                 495,009
               500,000   Will Co. Student Hsg. Rev. Series 2002A (Joliet Junior College Proj.),
                           6.375%, 9/1/13 (3)                                                                             232,815
                                                                                                             --------------------
                                                                                                                       51,545,271
                                                                                                             --------------------
    INDIANA (4.5%)
             1,975,000   IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment
                           Plant Proj.), 5.70%, 8/1/17                                                                  2,074,264
                         IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                           Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
               135,000        6.00%, 1/1/14                                                                               135,351
               650,000        6.00%, 1/1/23                                                                               650,819
                           Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
               505,000        4.85%, 2/15/06                                                                              510,757
               600,000        5.25%, 2/15/18                                                                              624,642

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                           Series 2001A (Community Foundation Northwest IN):
               780,000        5.50%, 8/1/05                                                                               781,334
             1,100,000        5.50%, 8/1/06                                                                             1,122,121
             1,000,000        6.00%, 8/1/07                                                                             1,044,970
             1,000,000        6.00%, 8/1/08                                                                             1,061,720
             1,320,000        5.50%, 8/1/13                                                                             1,405,483
               340,000        6.375%, 8/1/21                                                                              373,031
               300,000     Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14                                305,619
               500,000   IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17                             500,865
                         IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
                         (Greenwood Village South Proj.):
               150,000        5.25%, 5/15/06                                                                              150,152
               170,000        5.35%, 5/15/08                                                                              170,151
             1,875,000     (Marquette Manor Proj.), 5.00%, 8/15/18                                                      1,892,100
               340,000   St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig.
                           Group. Proj.), 4.25%, 2/15/07                                                                  343,499
               240,000   South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17                     246,562
                         Sullivan Industrial Pollution Ctrl. Rev. Series 1991 (Hoosier Energy Corp.
                           Proj.):
             1,500,000     7.10%, 4/1/19                                                                                1,501,140
               760,000     Prerefunded (MBIA insured), 7.10%, 4/1/19                                                      760,578
                                                                                                             --------------------
                                                                                                                       15,655,158
                                                                                                             --------------------
    IOWA (0.5%)
               250,000   Cedar Rapids Pollution Ctrl. Rev. Refunding Series 1993 (IA Electric
                           Light & Pwr. Co. Proj.), 5.50%, 11/1/23                                                        252,685
             1,130,000   IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood
                           Apts. Proj.)(GNMA-collateralized), 6.15%, 5/1/32                                             1,179,087
                         IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed
                           Securities Proj.):
               115,000     5.65%, 7/1/07                                                                                  118,604
               135,000     5.75%, 7/1/09                                                                                  140,451
               200,000   Scott Co. Rev. Refunding Series 2004 (Ridgecrest Village Proj.),
                           3.25%, 11/15/05                                                                                199,842
                                                                                                             --------------------
                                                                                                                        1,890,669
                                                                                                             --------------------
    KANSAS (0.0%)
               130,000   Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized)
                           zero coupon, 7.56% effective yield on purchase date, 2/1/23                                     37,791
                                                                                                             --------------------

    LOUISIANA (1.0%)
                         East Baton Rouge Single Family Mtg. Rev. Refunding:
               400,000     Series 1997C-3 Subordinate Bonds, 5.65%, 10/1/18                                               415,244
             7,200,000     Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized)
                              zero coupon, 6.46% effective yield on purchase date, 4/1/34                               1,184,688
               500,000   LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)
                           (FSA insured), 4.40%, 6/1/33                                                                   510,405
               500,000   LA Public Facs. Auth. Rev. Series 1995A (Glen Retirement Sys. Proj.),
                           6.50%, 12/1/15                                                                                 514,995
               400,000   Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured),
                           5.95%, 11/1/14                                                                                 417,340
               450,000   South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.),
                           5.85%, 4/1/17                                                                                  471,978
                                                                                                             --------------------
                                                                                                                        3,514,650
                                                                                                             --------------------
    MAINE (0.9%)
             1,000,000   Regl. Waste Sys. Ind. Solid Waste Res. Recovery Rev. Series 1998P
                           (FSA insured), 6.25%, 7/1/06                                                                 1,020,100
             1,000,000   Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co.
                           Proj.), 5.90%, 11/1/13                                                                       1,010,780
             1,000,000   South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue),
                           5.25%, 8/1/13                                                                                1,033,860
                                                                                                             --------------------
                                                                                                                        3,064,740
                                                                                                             --------------------

    MASSACHUSETTS (0.9%)
                         MA Hlth. & Educ. Fac. Auth. Rev.:
               200,000     Series 1993B (Lahey Clinic Med. Ctr. Proj.), 5.40%, 7/1/06                                     200,416
                           Series 1998B (Cape Cod Healthcare Obligated Group Issue):
               320,000        5.00%, 11/15/05                                                                             321,427
               900,000        5.25%, 11/15/13                                                                             932,508
               255,000     Series 2001E (Berkshire Health Sys.), 4.50%, 10/1/05                                           255,245

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                         MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
               185,000     4.00%, 1/1/07                                                                                  185,294
               195,000     4.00%, 1/1/08                                                                                  195,183
               200,000     4.00%, 1/1/09                                                                                  199,418
               140,000   MA Indus. Fin. Agy. First Mtg. Rev. Series 1994A (Berkshire Retirement
                           Proj.), 6.375%, 7/1/05                                                                         140,010
               600,000   MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark's School Issue),
                           6.00%, 1/1/15                                                                                  621,288
                                                                                                             --------------------
                                                                                                                        3,050,789
                                                                                                             --------------------
    MICHIGAN (2.7%)
               520,000   Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII,
                           4.375%, 7/1/06                                                                                 521,997
               395,000   John Tolfree Hlth. System, Mtg. Rev. & Refunding Series 1999,
                           5.30%, 9/15/05                                                                                 396,003
               225,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.)
                           (MBIA insured), 5.25%, 6/1/21                                                                  227,603
               200,000   MI Hosp. Fin. Auth. Rev. Refunding Series 1997A (Detroit Medical Group),
                           5.25%, 8/15/27                                                                                 211,596
             1,150,000   MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2001A
                           (Ford Motor Co. Proj.), 7.10%, 2/1/06                                                        1,166,916
             2,500,000   MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2003 (Dow
                           Chemical Proj.)(Mandatory Put 6/1/08), 4.60%, 6/1/14                                         2,586,375
             2,095,000   Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998A (Lawrence
                           Tech. Univ. Proj.), 5.25%, 2/1/13                                                            2,156,572
             1,873,912   Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002,
                           4.90%, 2/15/09                                                                               1,884,931
                         Summit Academy North Public School C.O.P. Series 2001:
               130,000     5.60%, 7/1/05                                                                                  130,005
               135,000     5.70%, 7/1/06                                                                                  136,989
               145,000     5.95%, 7/1/07                                                                                  149,109
                                                                                                             --------------------
                                                                                                                        9,568,096
                                                                                                             --------------------
    MINNESOTA (2.0%)
             3,410,000   Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place
                           Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                           3,663,534
               740,000   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)
                           (Section 8), 6.375%, 4/1/20                                                                    769,933
             2,315,000   Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA
                           collateralized)(Fox Forest Apts. Proj.), 8.05%, 6/20/31                                      2,439,130
                                                                                                             --------------------
                                                                                                                        6,872,597
                                                                                                             --------------------
    MISSISSIPPI (0.3%)
             1,000,000   MS Hosp. Equip. & Facs. Auth. Rev. Series 1997A (Rush Med. Fdn. Proj.),
                           6.00%, 1/1/16                                                                                1,040,560
                                                                                                             --------------------

    MISSOURI (2.8%)
               380,000   Brentwood Tax Increment Rev. Refunding Series 2005, 3.625%, 5/1/09                               382,671
             1,000,000   Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty.
                           Hosp. Proj.)(ACA Insured), 5.80%, 12/1/09                                                    1,055,000
               390,000   Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.),
                           4.50%, 4/15/16                                                                                 390,218
               250,000   Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                             261,795
                         MO Dev. Finance Board Infrastructure Fac. Rev.:
                           Series 2000A (Eastland Ctr. Proj. Phase 1):
               905,000        5.75%, 4/1/09                                                                               955,789
               550,000        5.75%, 4/1/12                                                                               585,266
             1,000,000     Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                    1,079,830
               450,000     Series 2005A (Public Safety Proj.), 4.00%, 3/1/08                                              456,440
               260,000   Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.),
                           3.875%, 2/15/07                                                                                261,724
               500,000   Kansas City Port Auth. Facs. Rev. Series 1995A (Riverfront Park Proj.),
                           5.75%, 10/1/05                                                                                 501,475
               895,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.),
                           5.55%, 6/1/09                                                                                  906,850
                         MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding:
               825,000     Series 1996, 5.25%, 12/1/09                                                                    860,879
               150,000     Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07                         156,244
               970,000   St. Louis Co.  Industrial Dev. Auth. Hsg. Rev. Refunding Series 1995 (South
                           Point Apts. and Hunter's Ridge Apts. Proj.), 7.875%, 1/1/25                                  1,008,286
                 5,000   St. Louis Co. Single Family Res. Mtg. Series 1984 (MBIA insured), 6.75%, 4/1/10                    5,083
             1,000,000   St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis
                           Zoo Fdn.)(LOC Nationsbank), 5.10%, 8/15/12                                                   1,044,520
                                                                                                             --------------------
                                                                                                                        9,912,070
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    MONTANA (0.4%)
             1,135,000   Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27                         1,185,439
                         Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.)
               130,000     (Ambac insured), 5.90%, 12/1/23                                                                130,078
                85,000     (MBIA insured), 6.125%, 5/1/23                                                                  85,236
                                                                                                             --------------------
                                                                                                                        1,400,753
                                                                                                             --------------------

    NEVADA (2.5%)
             2,500,000   Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Power Co.)
                           (Ambac insured), 7.20%, 10/1/22                                                              2,579,000
             2,750,000   Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)
                           (FGIC insured), 6.60%, 6/1/19                                                                2,752,063
               600,000   Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                          680,982
                         NV Hsg. Dev. SF Mtg. Program:
               255,000     Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                        265,600
               400,000     6.00%, 6/1/08                                                                                  402,268
             1,000,000     6.125%, 6/1/12                                                                               1,011,300
             1,000,000   Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (AMBAC insured),
                           6.30%, 12/1/14                                                                               1,029,280
                                                                                                             --------------------
                                                                                                                        8,720,493
                                                                                                             --------------------
    NEW HAMPSHIRE (1.2%)
                         Manchester Hsg. & Redev. Auth. Rev.:
               300,000     Series 2000B (Radian assured) zero coupon, 5.25% effective yield on
                              purchase date, 1/1/19                                                                       159,579
               875,000     Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase
                              date, 1/1/21                                                                                393,015
               890,000     Series 2000A (ACA insured), 6.75%, 1/1/15                                                      968,605
               500,000   NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14               528,195
                         NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
               155,000     5.00%, 7/1/10                                                                                  159,838
               500,000     5.00%, 7/1/16                                                                                  509,460
               690,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.),
                           5.75%, 8/1/12                                                                                  715,502
               390,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.),
                           5.25%, 10/1/07                                                                                 398,884
               510,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School),
                           5.00%, 10/1/08                                                                                 528,212
                                                                                                             --------------------
                                                                                                                        4,361,290
                                                                                                             --------------------
    NEW JERSEY (0.3%)
             1,060,000   NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003,
                           4.375%, 6/1/19                                                                               1,073,430
                                                                                                             --------------------

    NEW MEXICO (0.6%)
             1,240,000   NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized),
                           6.95%, 1/1/26                                                                                1,262,035
               500,000   NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del
                           Oso Apts. Proj.), 6.00%, 7/1/17                                                                502,875
               160,000   Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement
                           Proj.), 3.25%, 10/1/08                                                                         156,845
                                                                                                             --------------------
                                                                                                                        1,921,755
                                                                                                             --------------------
    NEW YORK (1.5%)
               170,000   Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999A (Collegiate
                           Hsg. Fdn. - Rochester Institute of Technology Proj.), 4.90%, 4/1/09                            172,283
             1,230,000   NY Dorm Auth. Rev. Series 1996A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                    1,274,009
                95,000   NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                       94,798
             1,215,000   NY Port Auth. Rev. Series 1995, 5.75%, 6/15/30                                                 1,228,815
               505,000   NY Unrefunded Balance G.O. Series 1996G, 5.75%, 2/1/17                                           519,837
               400,000   NY Urban Dev. Corp. Rev. Series 1996 (Pine Barrens Proj.), 5.375%, 4/1/17                        408,032
                         NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
               160,000     Series 2003C-1, 5.00%, 6/1/11                                                                  163,141
               250,000     Series 2003C-1, 5.25%, 6/1/13                                                                  264,670
               500,000     Series 2003C-1, 5.50%, 6/1/14                                                                  543,760
               500,000   Westchester Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005,
                           4.50%, 6/1/21                                                                                  499,080
                                                                                                             --------------------
                                                                                                                        5,168,425
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    NORTH CAROLINA (0.2%)
               270,000   Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993
                           (Fluor Corp. Proj.), 5.25%, 12/1/09                                                            270,489
               500,000   NC Med. Care Common Rev. Series 2004A (Hlth. Care Hsg. Proj.), 4.65%, 10/1/14                    497,295
                                                                                                             --------------------
                                                                                                                          767,784
                                                                                                             --------------------
    OHIO (2.4%)
             2,780,000   Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16                        2,948,579
                75,000   Akron Waterworks Rev. Refunding Series 1996 (MBIA insured), 4.80%, 3/1/07                         76,625
             1,235,000   Bellefontaine Hosp. Rev. Refunding Series 1993 (Mary Rutan Hlth. Assoc.),
                           6.00%, 12/1/13                                                                               1,246,090
               295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland
                           Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19                                               299,204
                         Cleveland-Cuyahoga Port. Auth. Dev. Rev.:
               700,000     Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23                                          711,564
               610,000     Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14                                              616,295
               530,000     Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25                                              542,694
               275,000     Series 2005B (Fairmount Proj.), 5.125%, 5/15/25                                                277,076
               550,000   Dayton Airport Rev. Refunding Series 1995 (Cox-Dayton Intl. Proj.)(Ambac
                           insured), 5.25%, 12/1/15                                                                       560,648
             1,000,000   Dayton Special Facs. Rev. Refunding Series 1998A (Emery Air Freight Proj.),
                           5.625%, 2/1/18                                                                               1,070,870
                                                                                                             --------------------
                                                                                                                        8,349,645
                                                                                                             --------------------
    OKLAHOMA (2.8%)
                         Citizen Potawatomi Nation Tax Rev. Series 2004A:
               240,000     3.40%, 9/1/05                                                                                  239,513
               660,000     5.00%, 9/1/08                                                                                  665,339
               500,000     6.50%, 9/1/16                                                                                  527,130
                         Langston Econ. Dev. Auth. Rev. Series 2005A (Langston Univ. Proj.)
                           (ACA insured):
             1,000,000     5.00%, 5/1/30                                                                                1,020,190
               250,000     5.00%, 5/1/35                                                                                  254,320
                         Comanche Co. Hosp. Auth. Rev.:
               415,000     Series 1993A (Connie Lee insured), 5.375%, 7/1/23                                              424,545
               200,000     Refunding Series 2004 (Radian insured), 3.75%, 7/1/06                                          201,412
                         Norman Regl. Hosp. Auth. Rev. Refunding Series 1996A (MBIA insured):
             1,500,000     5.625%, 9/1/16                                                                               1,572,090
               250,000     5.625%, 9/1/21                                                                                 261,690
                         OK Dev. Fin. Auth. Hosp. Rev. Series 2003A (Duncan Regl. Hosp. Proj.):
               670,000     4.00%, 12/1/05                                                                                 672,995
               800,000     4.00%, 12/1/06                                                                                 808,592
               200,000     5.00%, 10/1/05                                                                                 200,802
               335,000   Stillwater Med. Ctr. Auth. Rev. Series 2005, 4.50%, 5/15/07                                      341,174
             1,345,000   Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall
                           School Proj.), 5.00%, 12/1/14                                                                1,405,135
               995,000   Valley View Hosp. Auth. Rev. Refunding Series 1996, 6.00%, 8/15/14                             1,037,178
                                                                                                             --------------------
                                                                                                                        9,632,105
                                                                                                             --------------------
    OREGON (1.1%)
             3,305,000   Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured),
                           5.10%, 7/1/12                                                                                3,344,131
               200,000   Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle
                           West Med. Ctr. Proj.), 5.20%, 9/1/09                                                           207,852
               390,000   OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22                                393,576
                                                                                                             --------------------
                                                                                                                        3,945,559
                                                                                                             --------------------
    PENNSYLVANIA (5.5%)
                         Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003A (Ohio Valley Gen. Hosp.
                           Proj.):
               245,000        3.30%, 4/1/08                                                                               242,418
               135,000        3.875%, 4/1/10                                                                              135,227
               115,000   Allegheny Co. Redev. Auth. Tax Alloc. Rev. Series 2000B (Waterfront Proj.),
                           5.75%, 12/15/05                                                                                116,247
                         Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
               240,000     Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07                                      247,296
               300,000     Series 1995A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20                   309,189
             1,150,000     Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20                                  1,193,919
               325,000   Bucks Co. Redev. Auth. Mtg. Rev. Refunding Series 1992A (Warminster Hts. Proj.)
                           (FHA insured)(Section 8), 6.875%, 8/1/23                                                       325,588
               565,000   Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003A
                           (Friendship Village South Proj.), 4.75%, 8/15/11                                               577,261

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                85,000   Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured),
                           5.30%, 12/15/20                                                                                 85,788
             2,750,000   Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.),
                           5.25%, 7/1/12                                                                                2,781,543
                         Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
               715,000     6.15%, 5/15/08                                                                                 745,852
               710,000     6.25%, 5/15/09                                                                                 740,452
             1,145,000     6.30%, 5/15/11                                                                               1,194,372
                         Lehigh Co. General Purpose Auth.:
               500,000     Rev. Refunding Series 1996B (Cedar Crest College), 6.65%, 4/1/17                               517,040
               610,000     Rev. Series 2004A (Good Shepherd Group), 4.00%, 11/1/09                                        621,358
               500,000   McKean Co. Hosp. Auth. Rev. Refunding Series 1994 (Bradford Hosp. Proj.)
                           (ACA insured), 6.00%, 10/1/13                                                                  509,975
               220,000   Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28             225,951
                         PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996A (Allegheny Delaware Valley
                           Obligated Group, Inc.)(MBIA insured):
               150,000        5.500%, 11/15/08                                                                            160,725
             3,890,000        5.875%, 11/15/16                                                                          4,093,291
                         PA Higher Educ. Fac. Auth.  Rev. Series (Widener Univ. Proj.):
               100,000        3.00%, 7/15/07                                                                               99,622
               190,000        3.10%, 7/15/08                                                                              188,782
               750,000   PA Hgr. Educ. Fac. Auth. Rev. Series 1996A (Univ. of PA Hlth. Svcs. Proj.),
                           5.75%, 1/1/17                                                                                  768,975
               590,000   PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.)(Radian insured),
                           5.75%, 3/15/30                                                                                 638,870
             1,550,000   Pittsburgh G.O. Series 1995B (FGIC insured), 5.00%, 3/1/08                                     1,556,448
             1,010,000   Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                          1,078,064
                                                                                                             --------------------
                                                                                                                       19,154,253
                                                                                                             --------------------
    PUERTO RICO (0.4%)
             1,250,000   Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19                    1,290,125
                                                                                                             --------------------

    RHODE ISLAND (0.5%)
               995,000   RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8),
                           5.65%, 10/1/08                                                                                 996,373
               260,000   RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured),
                           5.375%, 10/1/15                                                                                266,828
               260,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07               265,000
               175,000   RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie
                           Lee insured), 5.375%, 11/15/24                                                                 183,495
                                                                                                             --------------------
                                                                                                                        1,711,696
                                                                                                             --------------------
    SOUTH CAROLINA (0.2%)
               650,000   SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured),
                           5.50%, 10/1/26                                                                                 681,083
                                                                                                             --------------------

    SOUTH DAKOTA (0.5%)
             1,350,000   SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health
                           Sys. Proj.)(LOC US Bank)(Mandatory Put 11/1/06), 4.85%, 11/1/19                              1,370,925
               400,000   SD Hlth. & Educ. Fac. Auth. Rev. Series 1994 (Huron Regional Med. Ctr. Proj.),
                           7.25%, 4/1/20                                                                                  405,040
                                                                                                             --------------------
                                                                                                                        1,775,965
                                                                                                             --------------------
    TENNESSEE (2.3%)
               240,000   Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Refunding Series 2001A
                           (GNMA collateralized), 6.625%, 3/20/36                                                         268,740
                         Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                           (CME Memphis Apts. Proj.):
             1,850,000        Senior Series 1998A, 5.35%, 1/1/19 (3)                                                      929,810
             7,875,000        Senior Series 1998A, 5.55%, 1/1/29 (3)                                                    3,918,836
             1,630,000        Subordinate Series 1998C, 6.00%, 1/1/29 (3)                                                  28,525
                           (Eastwood Park Apts. Proj.):
                15,000        Series 1995A, 6.00%, 9/1/05 (3)                                                              10,425
             1,000,000        Senior Series 1995 A2, 6.40%, 9/1/25 (3)                                                    695,000
               405,000        Subordinate Series 1995C, 7.50%, 9/1/25 (3)                                                  40,500
                           (Raleigh Forest & Sherwood Apts. Proj.):
             2,670,000        Senior Series 1996A, 6.60%, 1/1/26 (3)                                                    2,256,016
               610,000        Subordinate Series 1996C, 7.25%, 1/1/26 (3)                                                  61,000
                                                                                                             --------------------
                                                                                                                        8,208,852
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    TEXAS (11.7%)
                         Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
               750,000     Series 2001A (Convention Center), 6.375%, 1/1/16                                               797,783
               850,000     Series 2001B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                            898,314
               250,000     Series 2001B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                            270,300
                20,000   Austin Utilities System Rev. Refunding Series 1993 (MBIA insured), 5.25%, 5/15/18                 20,038
             1,000,000   Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner
                           Retirement Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11                           1,041,880
                         Beaumont HA Multifamily Mtg. Rev. Series 1993A (Section 8):
               385,000     6.65%, 11/1/07                                                                                 374,940
               590,000     6.75%, 11/1/10                                                                                 553,768
               470,000   Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                           504,945
                         Bexar Co. HFC Multifamily Hsg. Rev.:
               570,000     Subordinated Series 2000C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                             572,240
               170,000     Subordinated Series 2001B (American Oppty. Hsg. Dublin Kingswood &
                              Waterford Apts. Proj.), 7.50%, 12/1/14                                                      178,519
               125,000   Brazos Co. Hlth. Facs. Rev. Refunding Series 1993B (St. Joseph Hosp. & Hlth.
                           Ctr. Proj.), 6.00%, 1/1/19                                                                     126,064
               650,000   Brazos River Hbr. Nav. Dist Rev. Series 2002B-2 (Dow Chemical Co. Proj.),
                           4.75%, 5/15/33                                                                                 668,850
             6,268,000   Dallas HFC Multifamily Mtg. Rev. Series 1998A (GNMA collateralized) (Towne
                           Ctr. Apts. Proj.), 6.75%, 10/20/32                                                           6,836,257
               200,000   Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17                   205,522
               200,000   Fort Bend Co. Utility Dist. No. 30 G.O. Refunding Series 1996 (Radian insured),
                           5.90%, 9/1/15                                                                                  200,934
                         Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
               325,000     3.50%, 8/15/05                                                                                 324,990
               255,000     4.00%, 8/15/06                                                                                 256,130
               515,000     4.00%, 2/15/07                                                                                 516,509
               700,000     5.00%, 8/15/19                                                                                 717,906
               500,000   Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured),
                           5.75%, 9/1/12                                                                                  555,885
                76,042   Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11                     78,690
                         Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
             1,000,000     Series 1996A, 6.30%, 2/15/12                                                                 1,018,390
               755,000     Series 2000A, 7.00%, 2/15/10                                                                   806,816
               500,000   North Central Hlth. Fac. Dev. Corp. Rev. Refunding Series 1995 (Baylor Hlth.
                           Care Sys.), 5.50%, 5/15/13                                                                     519,305
             7,272,000   Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized)
                           (Highland Oaks Apts. Proj.), 6.75%, 9/20/32                                                  7,910,118
               250,000   Northwest Travis Co. Dist. No. 3 G.O. Refunding Series 1995 (Radian insured),
                           5.625%, 9/1/14                                                                                 251,118
               266,760   Odessa HFC Single Family Mtg. Rev. Refunding Series 1992B Class B-2,
                           8.125%, 11/1/11                                                                                270,150
               200,000   Palmer Plantation Utility Dist. No. 1 G.O. Refunding Series 1996 (Radian insured),
                           5.90%, 9/1/16                                                                                  200,932
               500,000   Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (AMBAC insured),
                           5.20%, 7/1/11                                                                                  511,010
                         Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.):
               500,000     5.50%, 12/1/18                                                                                 522,240
             1,375,000     5.625%, 12/1/28                                                                              1,427,305
               315,000   Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997A (So. Central Nursing Proj.),
                           6.00%, 1/1/37                                                                                  349,048
                         Tarrant Co. Hlth. Fac. Dev. Corp. Hosp. Rev.:
               515,000     Series 2000 (Adventist Hlth. Sys. Proj.), 5.80%, 11/15/05                                      520,356
                         Tarrant Co. HFC Multifamily Hsg. Rev:
               530,000     Senior Series 2001A (Westridge Apts. Proj.), 5.50%, 6/1/11                                     235,373
               490,000     Subordinate Series 2001C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                           146,941
             2,000,000   Tomball Hosp. Auth. Rev. Refunding Series 1993, 6.125%, 7/1/23                                 2,029,600
                         TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
               845,000        Senior Series 2001A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                        870,046
               740,000        Junior Series 2001B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                  164,672
                         TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
               850,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16                            877,183
             3,610,000     Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26                          3,720,033
               865,000     Subordinate Series 1996C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26                      888,372
               820,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996,
                           6.20%, 9/1/16                                                                                  847,355
               500,000   TX Turnpike Auth. Rev. Series 1995 (George Bush Turnpike Proj.)(FGIC insured),
                           5.00%, 1/1/25                                                                                  510,480
               250,000   TX Water Dev. Brd. Sr. Lien Rev. Series 1996B, 5.125%, 7/15/18                                   257,357
               295,000   Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997B (East TX Med. Ctr. Proj.),
                           5.60%, 11/1/27                                                                                 314,895
                                                                                                             --------------------
                                                                                                                       40,869,559
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    UTAH (0.6%)
               725,000   Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured),
                           5.60%, 11/15/13                                                                                784,051
               600,000   Intermountain Power Agy. Rev. Series 1993B, 5.25%, 7/1/17                                        601,284
                         Salt Lake Co. College Rev. Series 1999 (Westminister College Proj.):
               120,000     5.15%, 10/1/11                                                                                 127,468
               125,000     5.20%, 10/1/12                                                                                 132,163
               130,000     5.25%, 10/1/13                                                                                 137,021
               305,000   UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8)
                           (FHA insured), 6.10%, 7/1/22                                                                   317,304
                                                                                                             --------------------
                                                                                                                        2,099,291
                                                                                                             --------------------
    VERMONT (0.3%)
                         VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
               420,000     Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                               440,500
               150,000     Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                             150,129
               400,000     Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13                                         415,360
                                                                                                             --------------------
                                                                                                                        1,005,989
                                                                                                             --------------------
    VIRGINIA (1.1%)
               415,000   Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994
                           (Potomac Electric Proj.)(MBIA insured), 5.375%, 2/15/24                                        419,930
               650,000   Chesapeake Hosp. Auth. Fac. Rev. Refunding Series 2004A (Chesapeake Gen.
                           Hosp. Proj.), 4.25%, 7/1/16                                                                    639,340
               250,000   Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A
                           Rmktg. (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                            275,405
               260,000   Fairfax Co. Indus. Dev. Auth. Rev. Series 1996 (Inova Hlth. Sys. Proj.),
                           6.00%, 8/15/26                                                                                 274,690
               385,000   Hanover Co. Indus. Dev. Auth. Rev. Series 1995 (Bon Secours Hlth. Sys. Proj.),
                           5.50%, 8/15/25                                                                                 393,693
                         Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic
                           Diocese Arlington):
             1,000,000     4.375%, 10/1/13                                                                              1,017,980
               100,000     5.00%, 10/1/18                                                                                 103,513
                         VA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005:
               500,000     5.25%, 6/1/19                                                                                  513,795
               250,000     5.50%, 6/1/26                                                                                  256,425
                                                                                                             --------------------
                                                                                                                        3,894,771
                                                                                                             --------------------
    WASHINGTON (0.6%)
               200,000   Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06                                     202,072
               350,000   Skagit Co. Public Hosp. Rev Refunding Series 2003, 3.75%, 12/1/05                                350,500
               500,000   Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp.
                           Proj.), 5.50%, 12/1/13                                                                         539,570
               125,000   Sumner Impt. Dist. No. 70 Special Assessment Series 2005, 2.75%, 1/15/22                         124,747
               500,000   WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.),
                           6.125%, 7/1/27                                                                                 517,080
               400,000   WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                    413,356
                                                                                                             --------------------
                                                                                                                        2,147,325
                                                                                                             --------------------
    WEST VIRGINIA (1.1%)
             3,500,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.),
                           6.15%, 5/1/15                                                                                3,570,210
               250,000   WV Hsg. Dev. Fd. Rev. Series 1997A, 5.45%, 5/1/09                                                250,020
                                                                                                             --------------------
                                                                                                                        3,820,230
                                                                                                             --------------------
    WISCONSIN (4.0%)
                55,000   WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17                        57,366
             1,000,000   WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13                       1,020,990
                         WI Hlth. & Educ. Fac. Auth. Rev.:
               250,000     Series 1995A (SSM Hlth. Care Proj.)(MBIA insured), 5.875%, 6/1/20                              255,567
               550,000     Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                     562,177
               335,000     Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                        340,092
               750,000     Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                       800,820
               195,000     Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                            197,192
               520,000     Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                   545,074
                           Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
               670,000        5.00%, 5/15/06                                                                              681,263
               705,000        5.10%, 5/15/07                                                                              729,760
               740,000        5.15%, 5/15/08                                                                              777,289
               820,000        5.35%, 5/15/10                                                                              880,516
               865,000        5.45%, 5/15/11                                                                              926,778

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)   NAME OF ISSUER                                                                          MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
             1,330,000     Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                        1,378,877
               200,000     Series 1999B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                          209,172
               500,000     Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                            518,155
               780,000     Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28                                  876,860
               900,000     Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                            944,046
                           Series 2001 (Agnesian Healthcare, Inc. Proj.):
               150,000        5.00%, 7/1/06                                                                               152,823
               550,000        6.00%, 7/1/17                                                                               599,461
               340,000        6.00%, 7/1/21                                                                               367,588
               105,000     Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                  104,642
               450,000     Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                     480,019
               600,000     Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                 607,662
                                                                                                             --------------------
                                                                                                                       14,014,189
                                                                                                             --------------------
    WYOMING (0.2%)
               615,000   Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.),
                           6.05%, 7/15/26                                                                                 641,463
                                                                                                             --------------------

Total municipal bonds (cost:  $337,429,807)                                                                           333,262,931
                                                                                                             --------------------

CLOSED-END MUTUAL FUNDS (0.7%) (2)
                98,000   Blackrock Insured Municipal Term Trust 2008                                                    1,579,760
                18,000   Blackrock NY Insured Municipal Term Trust 2008                                                   285,300
                20,000   Van Kampen Muni Income Trust                                                                     182,000
                20,000   Van Kampen Sector Muni Trust                                                                     257,600
                                                                                                             --------------------

Total closed-end mutual funds (cost:  $2,283,221)                                                                       2,304,660
                                                                                                             --------------------

SHORT-TERM SECURITIES (2.5%) (2)
             4,436,094   Dreyfus Tax-Exempt Cash Management Fund, 2.18%                                                 4,436,094
             2,250,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.),
                           variable rate, 7/1/24                                                                        2,250,000
             2,100,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.),
                           variable rate, 7/1/30                                                                        2,100,000
                                                                                                             --------------------

Total short-term securities (cost:  $8,786,094)                                                                         8,786,094
                                                                                                             --------------------


Total investments in securities (cost:  $348,499,122)                                                                $344,353,685
                                                                                                             ====================

Other Assets and Liabilities, Net (1.4%)                                                                                5,042,534

                                                                                                             --------------------
Total Net Assets                                                                                                     $349,396,219
                                                                                                             ====================

                                                                                                             --------------------
Aggregate Cost                                                                                                        348,499,122
                                                                                                             --------------------

Gross Unrealized Appreciation                                                                                           6,093,169
Gross Unrealized Depreciation                                                                                         (10,238,606)
                                                                                                             --------------------
Net Unrealized Appreciation (Depreciation)                                                                             (4,145,437)
                                                                                                             ====================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.1%) (2)
    EDUCATION/STUDENT LOAN (4.6%)
              1,000,000   Minneapolis Rev. Series 1997A (Univ. Gateway Proj.), 5.25%, 12/1/17                           1,050,270
                          Minnesota Higher Educ. Fac. Auth. Rev. :
                125,000     Series 1992-3L1 (Carleton College), 5.75%, 11/1/12                                            128,259
                425,000     Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23                                             439,943
                800,000     Series 1997-4L (St. John's University), 5.35%, 10/1/17                                        830,864
                400,000     Series 1997-4L (St. John's University), 5.40%, 10/1/22                                        416,956
                 50,000     Series 1997-4J (Macalester College), 5.40%, 3/1/09                                             52,032
                750,000     Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                       761,707
                100,000     Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                             102,358
                458,000     Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                              461,288
                700,000     Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                             729,134
                150,000     Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                             155,718
                 75,000     Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                              77,717
                700,000     Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                              735,665
                100,000     Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                      102,294
                275,000     Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                       280,407
                100,000     Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                          105,964
                 50,000     Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                          50,816
                 50,000     Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                    51,397
                            Series 2004-5U (St. Mary's Univ.):
                200,000       2.00%, 10/1/05                                                                              199,572
                270,000       3.75%, 10/1/13                                                                              268,377
                310,000   Northfield Lease Rev. Series 1999A (Village School Proj.), 7.50%, 12/1/24                       249,686
                550,000   Ramsey Lease Rev. Series 2004A (Pact Charter School Proj.), 5.65%, 12/1/13                      558,805
                          St. Paul Hsg. & Redev. Auth. Lease Rev.:
                100,000     Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                          105,167
                825,000     Series 2001A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                  836,410
                750,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                   771,742
                350,000     Series 2001A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                  363,608
                415,000     Series 2002A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                422,532
                100,000   University of MN Intermediate Term Fin. Program, 4.00%, 7/1/05                                  100,004
                100,000   Victoria Private School Fac. Rev. Series 1999A (Holy Family Catholic H.S. Proj.),
                            5.20%, 9/1/11                                                                                 101,394
                          Winona Port. Auth. Lease Rev. Series 1999A (Bluffview Montessori School Proj.):
                 80,000   5.80%, 12/1/06                                                                                   82,538
                 85,000   5.90%, 12/1/07                                                                                   89,335
                165,000   8.00%, 12/1/24                                                                                  175,466
                                                                                                             --------------------
                                                                                                                       10,857,425
                                                                                                             --------------------
    ESCROWED TO MATURITY/PREREFUNDED (0.9%)
                          MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev. Series 1997:
                215,000     5.00%, 3/1/12                                                                                 222,987
                105,000     5.00%, 3/1/16                                                                                 108,901
                          MN Agr. & Econ. Dev. Board Rev. Series 2000A (Hlth. Care System Proj.):
                320,000   6.38%, 11/15/22                                                                                 372,490
                360,000   6.38%, 11/15/29                                                                                 419,051
                710,000   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000,
                           5.75%, 7/1/20                                                                                  753,260
                200,000   Red Wing Hlth. Care Ctr. Fac. Rev. Refunding Series 1993B (River Region Oblig.
                            Group), 6.20%, 9/1/05                                                                         201,198
                                                                                                             --------------------
                                                                                                                        2,077,887
                                                                                                             --------------------
    GENERAL OBLIGATION (5.1%)
                          Apple Valley Equipment Certficates G.O. Series 2004:
                 35,000     2.50%, 10/1/05                                                                                 34,983
                 40,000     2.50%, 10/1/06                                                                                 39,862
                300,000   Becker Co. G.O. Refunding Series 2001, 3.75%, 2/1/06                                            301,878
                515,000   Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O.
                            (Chanhassen Apts. Proj.), 7.00%, 1/1/25                                                       536,573
                 40,000   Cold Spring G.O. Series 1998B, 4.55%, 12/1/08                                                    40,234
                 75,000   Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                      76,981
                100,000   Eagan G.O. Series 2000A, 5.25%, 2/1/11                                                          100,212
                 50,000   Hutchinson ISD No. 423 G.O. Series 1996A, 5.85%, 2/1/18                                          53,314
                 50,000   Little Falls G.O. Series 1999A, 5.00%, 2/1/11                                                    51,178
                 50,000   Minneapolis Refunding G.O. Series 1993A, 5.10%, 12/1/08                                          50,518
              1,000,000   Minneapolis Refunding G.O. Series 1993B, 5.05%, 3/1/06                                        1,004,070
                 45,000   Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                               48,446
                300,000   Minneapolis ISD No. 001 Series 1997, 5.00%, 2/1/09                                              303,948
              1,000,000   MN G.O. Refunding Series 2003, 2.00%, 8/1/05                                                    999,430
              4,000,000   MN G.O. Series 1997, 4.90%, 8/1/14                                                            4,167,880
                250,000   Montgomery ISD No. 394 G.O. Series 1997A, 5.25%, 2/1/13                                         253,637
                780,000   New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17                                   786,763
                350,000   Owatonna ISD No. 761 G.O. Series 1996, 5.10%, 2/1/07                                            354,809
                150,000   Sauk Rapids Tax Increment G.O. Series 1997B, 5.25%, 8/1/12                                      153,814
              1,000,000   Savage G.O. Series 1996A, 5.35%, 2/1/07                                                       1,015,180
                130,000   St. Anthony G.O. Series 2004B, 1.55%, 2/1/07                                                    127,396
                100,000   St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997C, 4.70%, 3/1/06                            100,170

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                          St. Paul Cap. Impt. G.O. Series 2005:
                835,000     4.00%, 3/1/06                                                                                 842,866
                290,000     4.00%, 9/1/06                                                                                 294,663
                100,000   St. Paul ISD No. 625 G.O. Series 1998A, 5.00%, 2/1/12                                           101,334
                100,000   St. Paul Street Impt. Special Assessment G.O. Series 2000B, 5.30%, 3/1/12                       105,878
                 30,000   Winona Water & Sewer G.O. Series 1998C, 4.90%, 2/1/13                                            30,378
                                                                                                             --------------------
                                                                                                                       11,976,395
                                                                                                             --------------------
    HOSPITAL/HEALTH CARE (20.3%)
                          Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
                250,000     6.00%, 2/1/06                                                                                 252,305
                250,000     6.25%, 2/1/07                                                                                 256,148
                          Alexandria Hlth. Care Fac. Rev. Series 2002B (BSM Property - Bethany Home Proj.):
                375,000     4.65%, 7/1/06                                                                                 375,795
                375,000     4.95%, 7/1/07                                                                                 376,579
                          Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
                110,000     Series 1995, 6.05%, 9/1/24                                                                    110,408
              1,035,000     Series 1996, 5.625%, 9/1/21                                                                 1,074,216
                          Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
                 50,000     6.75%, 12/1/05                                                                                 50,050
                500,000     7.50%, 12/1/10                                                                                500,480
                200,000     7.60%, 12/1/18                                                                                200,184
                305,000   Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998C (Grandview West Proj.),
                            5.25%, 10/1/08                                                                                310,231
                970,000   Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                            (Crest View Corp. Proj.), 5.75%, 9/1/11                                                       969,011
                          Crookston Nursing Home & Multifamily Hsg. Rev Series 2002A (Villa St.
                            Vincent Proj.):
                100,000     4.75%, 9/1/08                                                                                 101,569
                 75,000     5.50%, 9/1/11                                                                                  77,373
              1,000,000   Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev. Series 1999A, 6.00%, 6/1/19                    1,011,600
              1,500,000   Detroit Lakes Hsg. Rev. Refunding Series 2004E (Mankato Lutheran Proj.),
                            4.25%, 8/1/34                                                                               1,504,440
                400,000   Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.),
                            6.00%, 6/15/12                                                                                404,060
                486,021   Duluth Sr. Hsg. Loan Participation Series 2004 (Lakeshore Proj.), 4.00%, 8/20/36                486,886
                          Elk River Rev. Series 1998 (Care Choice Member Proj.):
              1,000,000     5.60%, 8/1/13                                                                               1,018,000
                160,000     5.75%, 8/1/23                                                                                 161,226
                850,000   Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.),
                            6.40%, 12/1/15                                                                                874,497
                          Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
                115,000     5.10%, 11/1/09                                                                                113,665
                120,000     5.20%, 11/1/10                                                                                118,334
                135,000     5.40%, 11/1/12                                                                                132,960
                140,000     5.50%, 11/1/13                                                                                138,104
              1,685,000   Maplewood Hlth. Care Fac. Rev. (Volunteers of America Care Ctrs. Proj.),
                            7.375%, 10/1/12                                                                             1,693,391
                          Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
                305,000     Series 1999, 5.65%, 11/1/13                                                                   316,807
                320,000     Series 1999, 5.70%, 11/1/14                                                                   332,234
                150,000     Series 2003B, 4.85%, 11/1/11                                                                  159,762
                850,000     Series 2003A, 5.85%, 11/1/23                                                                  936,292
                          Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003
                            (Healthpartners Proj.):
                500,000     4.00%, 12/1/05                                                                                502,255
              1,000,000     5.25%, 12/1/08                                                                              1,061,140
                750,000     5.25%, 12/1/12                                                                                817,537
                700,000     5.25%, 12/1/13                                                                                764,827
              1,150,000     5.00%, 12/1/14                                                                              1,230,891
                500,000     5.875%, 12/1/29                                                                               546,655
                150,000   Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View
                            Homes Proj.), 6.75%, 6/1/27                                                                   150,120
              1,045,000   Minneapolis Hlth. Care Fac. Rev. Series 1993 (St. Olaf Res. Proj.), 7.00%,10/1/18             1,052,158
                855,000   Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.),
                            6.00%, 4/1/10                                                                                 847,955
                          Minneapolis Hlth. Care Fac. Rev. Series 2004A (Augustana Chapel View Homes Proj.):
                270,000     3.50%, 1/1/06                                                                                 269,163
                280,000     4.00%, 1/1/07                                                                                 278,992
                315,000     5.20%, 1/1/11                                                                                 321,335
                500,000     5.75%, 1/1/19                                                                                 514,460
                500,000     5.80%, 1/1/24                                                                                 512,130
                400,000     5.50%, 12/1/30                                                                                404,740
                          Minneapolis Hlth. Care Fac. Rev. Series 2005E (Augustana Chapel View Homes Proj.):
                190,000     4.00%, 6/1/08                                                                                 190,847
                200,000     4.20%, 6/1/09                                                                                 201,136
                205,000     4.40%, 6/1/10                                                                                 206,074
                220,000     4.55%, 6/1/11                                                                                 221,639
                240,000     4.80%, 6/1/13                                                                                 241,750
                250,000     4.90%, 6/1/14                                                                                 251,330

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                255,000     5.00%, 6/1/15                                                                                 256,691
                270,000     5.10%, 6/1/16                                                                                 272,225
                285,000     5.25%, 6/1/17                                                                                 287,727
                          MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                            Series 1999 (Benedictine Care Centers Proj.):
                115,000       5.45%, 2/1/09                                                                               118,407
                120,000       5.45%, 8/1/09                                                                               123,895
                120,000       5.50%, 2/1/10                                                                               124,319
                125,000       5.50%, 8/1/10                                                                               129,655
                          MN Agr. & Econ. Dev. Board Rev. Series 2000 (Evangelical Lutheran Good Samaritan
                            Society Proj.):
                410,000     5.80%, 8/1/08                                                                                 436,207
                750,000     6.55%, 8/1/16                                                                                 837,382
                          MN Agr. & Econ. Dev. Board Rev. Series 2002 (Evangelical Lutheran Good Samaritan
                            Society Proj.):
                345,000     5.40%, 2/1/09                                                                                 364,824
                220,000     5.50%, 2/1/12                                                                                 239,092
                          MN Agr. & Econ. Dev. Board Rev. Series 2000A (Fairview Hlth. Care Sys. Proj.):
                645,000     5.625%. 11/15/05                                                                              651,521
                590,000     5.70%, 11/15/06                                                                               611,063
                          MN Agr. & Econ. Dev. Board Rev. Series 2000A (Hlth. Care System Proj.):
                 10,000     6.38%, 11/15/22                                                                                11,086
                 20,000     6.38%, 11/15/29                                                                                22,041
                          New Hope Hlth. Care Facs. Rev. (St. Therese Home, Inc. Proj.):
                 45,000     Series 2003B, 3.00%, 10/1/06                                                                   44,706
                300,000     Series 2003A, 5.90%, 10/1/23                                                                  313,749
                          New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
              1,000,000     5.90%, 3/1/19                                                                               1,049,410
                400,000     5.875%, 3/1/29                                                                                415,024
                          North Oaks Presbyterian Loan Participation:
                305,314     Series 2004B, 4.25%, 12/15/34                                                                 306,313
                224,228     Series 2004C, 4.38%, 12/15/34                                                                 224,959
                150,335     Series 2004D, 4.75%, 12/15/34                                                                 150,335
                          Northfield Hospital Rev. Series 2001C:
              1,080,000     6.00%, 11/1/13                                                                              1,183,194
                 50,000     6.00%, 11/1/21                                                                                 54,012
              3,100,000     6.00%, 11/1/26                                                                              3,332,438
                          Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
                775,000     5.45%, 7/1/13                                                                                 798,971
                900,000     5.55%, 7/1/19                                                                                 927,657
                240,000   Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.),
                            5.00%, 7/1/10                                                                                 247,574
                135,000   Plymouth Hlth. Facs. Rev. Series 2003 (Mission Farm Nursing Home Proj.),
                            3.25%, 8/1/05                                                                                 134,900
                          Rochester Hlth. Care & Hsg. Rev. Series 2003A (Samaritan Bethany Inc. Proj.):
                160,000     3.25%, 8/1/06                                                                                 159,182
                500,000     6.25%, 8/1/19                                                                                 524,375
                          Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
                355,000     4.00%, 9/1/05                                                                                 355,462
                315,000     4.00%, 9/1/06                                                                                 317,378
                125,000     5.10%, 9/1/25                                                                                 130,510
                          St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series
                            1998 (Regions Hosp. Proj.):
                800,000       5.00%, 5/15/08                                                                              831,032
                250,000       5.00%, 5/15/10                                                                              260,915
              1,340,000       5.20%, 5/15/13                                                                            1,389,915
              2,050,000       5.25%, 5/15/18                                                                            2,109,593
                580,000       5.30%, 5/15/28                                                                              593,647
                960,000   St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996C
                            (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                               943,709
                          St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens
                          Hosp. Proj.):
                200,000     4.00%, 2/1/06                                                                                 200,778
                200,000     5.00%, 2/1/07                                                                                 204,676
                300,000     4.00%, 2/1/11                                                                                 296,883
                200,000     5.00%, 2/1/13                                                                                 205,712
                225,000     5.00%, 2/1/14                                                                                 229,556
                400,000   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth.
                            Ctr. Proj.), 6.50%, 11/1/11                                                                   414,416
                440,000   St. Paul Port Auth. Lease Rev. Series 2005A (Healtheast Midway Campus Proj.),
                            5.00%, 5/1/10                                                                                 443,428
                150,000   White Bear Lake First Mtg. Rev. Series 2004 (Healtheast Care Ctr. Proj.),
                            2.75%, 11/1/06                                                                                148,325
                                                                                                             --------------------
                                                                                                                       48,072,610
                                                                                                             --------------------
    INDUSTRIAL / POLLUTION CONTROL (6.6%)
              2,180,000   Anoka Co. Solid Waste Disp. Rev. Series 1987A (Natl. Rural Util. Proj.),
                            6.95%, 12/1/08                                                                              2,212,002
              1,305,000   Burnsville Solid Waste Rev. Refunding Series 2003A (Freeway Transfer Inc.
                            Proj.), 4.15%, 4/1/10                                                                       1,296,322
                500,000   Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.),
                            4.95%, 7/1/22                                                                                 512,635

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                655,000   East Grand Forks Industrial Dev. Rev. Refunding Series 2001B (Am. Crystal Sugar
                            Proj.), 5.40%, 4/1/11                                                                         688,326
                180,000   Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001A,
                            5.00%, 5/15/22                                                                                183,344
              1,000,000   Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001B,
                            Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                  899,630
              1,500,000   Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.),
                            7.75%, 3/1/17                                                                                 774,210
                          MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
                 85,000   Series 1997, 5.00%, 3/1/12                                                                       88,002
                 45,000   Series 1997, 5.00%, 3/1/16                                                                       46,389
                185,000   Series 2001A, 5.00%, 3/1/19                                                                     199,162
                155,000   MN Agricultural & Econ. Dev. Board Small Business Dev. Loan Program Rev.
                            Series 2002A Lot 1, 3.65%, 8/1/05                                                             155,020
                210,000   Medina Industrial Dev. Rev. Refunding Series 1998 (Temroc Metals, Inc. Proj.),
                            5.10%, 10/1/05                                                                                210,149
                          Owatonna Industrial Dev. Rev. Series 1997:
                280,000     7.25%, 5/1/14 (3)                                                                             129,301
                505,000     7.375%, 5/1/17 (3)                                                                            232,381
                 20,000     7.375%, 5/1/20 (3)                                                                              9,185
                 10,000     7.50%, 5/1/24 (3)                                                                               4,586
                525,000   Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs.
                            Financing Auth. Industrial Rev. Series 1998A (Guaynabo Warehouse for
                            Emergencies Proj.), 4.35%, 7/1/06                                                             531,169
                          Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
                300,000     Series 2002, 4.00%, 5/15/10                                                                   304,572
              2,095,000     Series 2002, 5.375%, 5/15/33                                                                2,153,220
                465,000   Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.),
                            4.625%, 8/1/12                                                                                477,076
                265,000   Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust),
                            5.75%, 4/1/18                                                                                 265,334
              1,250,000   Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc.
                            Proj.), 4.20%, 5/1/13                                                                       1,287,837
                          St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998J:
                150,000     4.75%, 3/1/08                                                                                 154,769
                 95,000     5.125%, 3/1/12                                                                                 99,490
                500,000     5.35%, 3/1/18                                                                                 520,725
                          Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
                750,000     Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                  675,525
              1,615,000     5.00%, 5/15/21                                                                              1,625,934
                                                                                                             --------------------
                                                                                                                       15,736,295
                                                                                                             --------------------

    INSURED (9.0%)
                 50,000   Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                51,598
                280,000   Elk River G.O. Series 1999A (FGIC Insured), 5.00%, 2/1/13                                       283,702
                          Goodhue Co. Econ. Dev. Auth. Lease Rev. Series 1998A:
                450,000     4.65%, 2/1/12                                                                                 454,878
                475,000     4.70%, 2/1/13                                                                                 480,329
                          Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
                565,000     5.25%, 9/15/18                                                                                581,571
                200,000     5.30%, 9/15/28                                                                                204,656
                 20,000   Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                            20,042
                100,000   Lake Crystal G.O. Series 2004B (Ambac insured), 2.00%, 12/1/05                                   99,774
                 20,000   Marshall Lease Rev. Series 1998A (Law Enforcement Ctr. Proj.)(MBIA insured),
                            4.40%, 2/1/06                                                                                  20,029
                400,000   Minneapolis Hlth. Care Facs. Rev. Refunding Series 2005A (Augustana Chapel
                            View Homes Proj.), 5.65%, 12/1/35                                                             404,784
                          Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993A
                            (Ambac insured):
                175,000     5.00%, 11/15/13                                                                               176,404
              3,115,000     4.75%, 11/15/18                                                                             3,132,101
                          Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
                250,000     Series 1998A, 5.00%, 1/1/22                                                                   261,265
              1,650,000     Series 1998B, 5.25%, 1/1/13                                                                 1,737,813
                 80,000   MN HFA Single Family Mtg. Rev. Series 2001A (MBIA insured), 5.35%, 7/1/17                        83,016
                          NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004:
                705,000     3.00%, 1/1/06                                                                                 705,247
                500,000     4.25%, 1/1/14                                                                                 514,385
                300,000   Perham Gas Utility Rev. Series 1999 (Radian insured), 5.35%, 6/1/19                             320,154
                200,000   Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995A
                            (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                             204,552
                300,000   Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997B (River City
                            Centre Proj.), (Ambac insured), 5.45%, 2/1/20                                                 315,870
                          St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.):
                 40,000     Series 1993C, 5.30%, 10/1/20                                                                   40,203
                435,000     Series 1996B, 5.00%, 7/1/20                                                                   446,075
                 55,000   St. Cloud Multifamily Rev. Refunding Series 1993B (St. Cloud Hosp. Proj.),
                            5.40%, 10/1/23                                                                                 55,298

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                200,000   St. Cloud Hlth. Care Rev. Series 2000A (St. Cloud Hosp. Obligated Group)(FSA
                            insured), 5.125%, 5/1/09                                                                      214,684
                250,000   St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC
                            insured), 5.00%, 12/1/08                                                                      252,425
                390,000   St. Paul Hsg. & Redev. Auth. Pkg. Rev. Refunding Series 2005A, 2.50%, 8/1/05                    389,957
                235,000   St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac
                            insured), 5.55%, 5/15/23                                                                      235,465
              2,480,000   St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                            (FSA insured), 7.10%, 11/1/23                                                               3,144,615
                100,000   St. Paul Ind. School Dist. No. 625 G.O. Series 1997B, 4.65%, 2/1/06                             100,164
                130,000   Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)
                            (Ambac insured), 5.50%, 12/1/15                                                               137,536
                165,000   Stillwater Cap. Outlay G.O. Series 1996A (FSA insured), 5.375%, 2/1/11                          167,548
              2,750,000   Southern MN Muni Pwr. Agy. Pwr. Supply Sys. Rev. Series 2002A, 5.00%, 1/1/07                  2,842,125
                805,000   Waconia Hlth. Care Facs. Rev. Series 1999A (Ridgeview Med. Ctr. Proj.)
                            6.125%, 1/1/29                                                                                889,501
                300,000   Western MN Pwr. Agy. Rev. Refunding Series 1996A (Ambac insured), 5.50%, 1/1/12                 310,131
              1,750,000   White Earth Band of Chippewa Indians Rev. Series 2000A (ACA insured),
                            7.00%, 12/1/11                                                                              1,935,762
                145,000   Worthington Perm. Impt. Revolving Fd. G.O. Series 1998A (FSA insured),
                            4.50%, 2/1/10                                                                                 146,405
                                                                                                             --------------------
                                                                                                                       21,360,064
                                                                                                             --------------------

    MULTIFAMILY MORTGAGE (30.3%)
                          Apple Valley Multifamily Hsg. Rev. Refunding Series 1998A (Mtg. Loan/Apple Valley
                            Villa Proj.) (GNMA collateralized):
                 40,000       4.90%, 8/1/09                                                                                41,442
              1,520,000       5.25%, 8/1/18                                                                             1,561,694
                          Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
                 50,000     Series 1995 A, 7.00%, 1/1/15                                                                   51,375
                500,000     Series 1995A, 7.25%, 1/1/26                                                                   513,360
                650,000     Series 2000A, 7.15%, 1/1/20                                                                   690,670
                500,000     Series 2000A, 7.25%, 1/1/32                                                                   529,180
              1,150,000   Brooklyn Center Multifamily Hsg. Rev. Series 1993 (Ponds Family Hsg. Proj.),
                            5.90%, 1/1/20                                                                               1,152,921
                500,000   Buffalo Hlth. Care C.O.P. Series 2004C (Central MN Sr. Hsg., LLC Proj.),
                            7.50%, 2/20/33                                                                                500,190
                250,000   Buffalo Rev. Refunding Series 1998 (Covenant Retirement Cmtys. Proj.),
                            4.55%, 12/1/05                                                                                250,933
                          Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)
                            (GNMA collateralized):
                720,000       7.05%, 1/1/12                                                                               721,462
                780,000       7.125%, 1/1/17                                                                              781,459
                860,000       7.125%, 1/1/21                                                                              861,539
                150,000       7.15%, 1/1/27                                                                               150,252
                530,000       7.15%, 1/1/23                                                                               530,938
                425,000       7.15%, 1/1/25                                                                               425,723
                          Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
              1,200,000     Gross Rev. & Ltd. Tax Refunding Series 1997A (Lake Grace Apts. Proj.),
                              6.00%, 7/1/28                                                                             1,216,572
                650,000     Rev. Refunding Series 1997A (Waybury Apts. Proj.), 5.875%, 8/1/27                             672,815
                400,000     Subordinate Rev. Refunding Series 1997C (Waybury Apts. Proj.), 8.00%, 8/1/27                  403,540
                          Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
                235,000     5.00%, 9/1/09                                                                                 226,928
                495,000     5.375%, 9/1/14                                                                                457,256
                405,000   Chisago City Hlth. Fac. Rev. Refunding Series 1995A (Pleasant Heights Proj.),
                            7.30%, 7/1/18                                                                                  413,149
                          Cloquet Multifamily Hsg. Rev. Refunding Series 2001A (HADC Proj.):
                 60,000     6.25%, 2/1/06                                                                                  60,344
                 60,000     6.50%, 2/1/07                                                                                  60,904
                 75,000     7.10%, 2/1/10                                                                                  76,906
                700,000   Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997A (Margaret Place
                            Apts. Proj.), 6.50%, 5/1/25                                                                   705,957
                          Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens
                            Hsg. Corp. Proj.):
                115,000       5.30%, 11/1/07                                                                              115,242
                115,000       5.40%, 11/1/08                                                                              115,238
                170,000       5.50%, 11/1/10                                                                              170,136
                545,000       5.80%, 11/1/18                                                                              544,978
                185,000   Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails
                            Apts. Proj.), Subordinate Series 1995C, 9.00%, 1/20/15                                        203,820
                800,000   Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002B
                            (HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43                                           791,944
              1,930,000   Eagan Multifamily Hsg. Rev. Refunding Series 1997A (Woodridge Apts. Proj.),
                            5.95%, 2/1/32                                                                               2,038,196
                          Eden Prairie Multifamily Hsg. Rev. Refunding :
                 25,000     Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                       26,024
                300,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                     313,179
                410,000     Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                     424,961
                470,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21               517,747
                675,000     Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31               738,801
              1,185,000     Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                    1,292,254

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
              1,020,000     Subordinate Series 2001C (Rolling Hills Proj.), 9.00%, 4/1/43                               1,019,745
                          Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
              1,100,000     6.625%, 10/1/11                                                                             1,158,377
                295,000     6.875%, 10/1/14                                                                               298,602
                          Golden Valley Rev. Series 1999A (Covenant Retirement Cmntys. Proj.):
                500,000     5.50%, 12/1/25                                                                                524,560
              1,090,000     5.50%, 12/1/29                                                                              1,140,859
                          Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West
                            Apts. Proj.):
                 55,000       Series 1999B, 5.00%, 10/1/09                                                                 56,285
                500,000       Series 1999A, 5.20%, 10/1/19                                                                511,245
              1,660,000       Series 1999A, 5.30%, 10/1/29                                                              1,682,925
                130,000       Series 1999B, 5.70%, 10/1/29                                                                131,929
                490,000   Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996C (Auburn Apts.
                            Proj.), 8.00%, 6/20/31                                                                        478,995
                          Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)
                            (Section 8):
                100,000       5.85%, 4/1/09                                                                               105,037
                450,000       6.25%, 4/1/15                                                                               469,845
                          Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
                 50,000     Series 2003A, 3.50%, 10/1/06                                                                   50,035
                115,000     Series 2003A, 4.00%, 10/1/07                                                                  115,167
                120,000     Series 2003A, 4.50%, 10/1/08                                                                  120,245
                          Inver Grove Heights Senior Hsg. Rev. (PHM/Inver Grove, Inc Proj):
                105,000     Series 2001A, 5.50%, 5/1/08                                                                   106,933
                110,000     Series 2001A, 5.50%, 11/1/08                                                                  112,025
                 65,000     Series 2001B, 5.00%, 5/1/06                                                                    66,089
                 70,000     Series 2001B, 5.25%, 5/1/07                                                                    71,231
                 75,000     Series 2001B, 5.50%, 5/1/08                                                                    76,381
                 80,000     Series 2001B, 5.60%, 5/1/09                                                                    81,499
                 70,000     Series 2001B, 5.00%, 11/1/06                                                                   71,173
                 75,000     Series 2001B, 5.50%, 11/1/08                                                                   76,381
                 80,000     Series 2001B, 5.60%, 11/1/09                                                                   81,499
                100,000     Series 2001B, 7.00%, 11/1/31                                                                  102,341
              3,035,000   Little Canada Multifamily Hsg. Rev. Series 1997A (Hsg. Alt. Dev. Co. Proj.),
                            6.10%, 12/1/17                                                                              3,198,495
              1,400,000   Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29            1,266,888
                          Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
              1,605,000     Series 1999A (GNMA collateralized), 6.75%, 7/20/30                                          1,699,743
                100,000     Subordinate Series 1999C-1, 8.00%, 11/1/30                                                    101,890
                260,000     Subordinate Series 1999C-2, 8.00%, 11/1/30                                                    264,914
                200,000   Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999B (Eventide Sr. Hsg. Proj.),
                            5.90%, 6/1/19                                                                                 201,532
                          Minneapolis Multifamily Hsg. Rev.:
                500,000     Series 2002A (Keeler Apts. Proj.), 7.00%, 10/1/17                                             509,585
                355,000     Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                   356,196
                            Series 1994 (Findley Place Townhomes Proj.) (Section 8):
                 50,000       6.00%, 12/1/05                                                                               50,238
              1,465,000       7.00%, 12/1/16                                                                            1,487,327
                500,000     Series 1996A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                     522,220
              5,020,000     Series 1996A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                 5,163,070
              1,000,000     Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                  1,022,230
                330,000     Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30                             347,734
                 50,000     Series 2003A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                              49,723
              3,445,000     Series 2003 (Sumner Field Phase II Proj.), 2.60%, 8/20/08                                   3,448,583
                          Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
                125,000     6.80%, 7/1/10                                                                                 129,895
                240,000     6.90%, 7/1/11                                                                                 247,910
                 50,000   MN HFA Rental Hsg. Rev. Series 1996A, 6.10%, 8/1/27                                              51,608
                100,000   MN HFA Rental Hsg. Rev. Series 2000A (Section 8), 5.375%, 2/1/09                                105,560
                          Minnetonka Multifamily Hsg. Rev. Refunding Series 1999A (GNMA collateralized)
                            (Archer Heights Apts. Proj.):
                540,000       5.10%, 7/20/13                                                                              565,882
                975,000       5.20%, 1/20/18                                                                            1,014,253
                          New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
                 95,000     5.35%, 12/1/08                                                                                 96,503
                100,000     5.40%, 12/1/09                                                                                101,533
                105,000     5.50%, 12/1/10                                                                                106,725
                110,000     5.60%, 12/1/11                                                                                111,822
                200,000     6.125%, 12/1/19                                                                               204,724
                          Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005A (Pooled
                            Hsg. Proj.):
                145,000       4.50%, 7/1/09                                                                               145,000
                115,000       4.75%, 7/1/10                                                                               115,000
                          Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
                325,000     4.25%, 4/1/08                                                                                 327,841
                600,000     5.00%, 4/1/12                                                                                 611,658
                          Plymouth Multifamily Hsg. Rev. Refunding Series 1996A (Fox Forest Apts. Proj.)
                            (GNMA collateralized):
              1,650,000       Series 1996A, 8.05%, 6/20/31                                                              1,738,473
                630,000       Series 1996C, 8.00%, 6/20/31                                                                617,173
                500,000   Richfield Sr. Hsg. Rev. Refunding Series 2004A (Richfield Sr. Hsg., Inc. Proj.),
                            5.00%, 12/1/15                                                                                495,815

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
              2,800,000   Rochester Multifamily Rev. Refunding Series 2000A (Weatherstone Apts. Proj.)
                            (LOC Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37                               3,086,496
                          Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties
                            Inc. Proj.):
              2,820,000       5.60%, 10/1/13                                                                            2,852,092
                100,000       5.875%, 10/1/28                                                                             100,884
                 80,000   Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                          80,686
              2,520,000   Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26            2,620,951
                          Shoreview Sr. Hsg. Rev. Series 2005A (Shoreview Sr. Residence Proj.):
                110,000     3.50%, 5/1/08                                                                                 109,503
                115,000     3.75%, 5/1/09                                                                                 114,735
                100,000   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                            (Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18                                       101,011
              1,650,000   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                            Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                               1,586,574
                 60,000     Series 1999A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                         59,913
                          St. Louis Park Multifamily Hsg. Rev. Refunding:
                650,000     Series 1995 (FHA insured) (Knollwood Cmty. Hsg. Proj.), 6.15%, 12/1/16                        666,783
                500,000     Series 1998A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                   520,950
                200,000   St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                            (Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15                                 205,708
              3,230,000   St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.)
                            Senior Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                 3,469,827
                755,000   Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999A
                            (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                784,045
                                                                                                             --------------------
                                                                                                                       71,897,333
                                                                                                             --------------------
    MUNICIPAL LEASE (3.1%)
                          Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
                185,000     2.125%, 2/1/06                                                                                183,872
                500,000     5.125%, 2/1/24                                                                                524,940
                 40,000   Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                      40,852
                 46,682   Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                 46,937
                110,000   Burnsville Econ. Dev. Auth. Lease Rev. Series 1994A, 5.90%, 12/1/05                             110,286
                175,000   Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998,
                            4.50%, 2/1/10                                                                                 177,903
                 50,000   Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999A,
                            5.125%, 12/1/09                                                                                53,474
                225,000   Goodhue Co. Econ. Dev. Auth. Rev. Series 1997A (Courts Bldg. Proj.),
                            5.75%, 2/1/13                                                                                 229,100
                 89,000   Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993A (Community Provider Program),
                            5.70%, 8/1/13                                                                                  89,119
                415,000   Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease
                            Obligations Proj.), 6.10%, 2/1/08                                                             426,520
                125,000   Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001A (Arrowhead Library Sys.
                            Proj.), 5.00%, 9/1/09                                                                         130,840
                140,000   Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002A,
                            3.50%, 2/1/06                                                                                 139,997
                800,000   St. Cloud C.O.P. Series 1997, 5.90%, 12/1/17                                                    805,544
              1,336,732   St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                         1,437,870
                 40,000   St. Paul ISD No. 625 C.O.P Series 1995C, 5.40%, 2/1/10                                           40,090
                400,000   St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp
                            Proj.), 5.70%, 5/1/08                                                                         426,136
                          Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
                300,000     4.00%, 10/1/07                                                                                303,729
                275,000     4.00%, 10/1/08                                                                                278,800
                300,000     4.00%, 10/1/09                                                                                303,756
                300,000     4.50%, 10/1/10                                                                                309,681
              1,200,000     5.125%, 10/1/20                                                                             1,262,484
                                                                                                             --------------------
                                                                                                                        7,321,930
                                                                                                             --------------------
    PUBLIC FACILITIES (1.2%)
              1,000,000   Minneapolis Cmty. Dev. Agy. Ltd. Tax Supported Dev. Rev. Common Bond Fund
                            Series 2001G3 (LOC-U.S. Bank), 5.35%, 12/1/21                                               1,066,640
                395,000   MN Agric. Society State Fair Rev. Series 2003, 3.00%, 9/15/05                                   395,043
                          St. Paul Recreational Fac. Gross Rev. Series 1996D:
                160,000     5.50%, 6/1/08                                                                                 161,963
              1,245,000     5.875%, 6/1/18                                                                              1,260,413
                                                                                                             --------------------
                                                                                                                        2,884,059
                                                                                                             --------------------
    SINGLE FAMILY MORTGAGE (5.1%)
                          Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.:
                 30,000     Series 1994A (FNMA backed), 6.70%, 10/1/09                                                     30,144
                 20,000     Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09                                               20,137
                 55,000   Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. Series 1997
                            (FNMA & GNMA backed), 6.25%, 11/1/30                                                           59,046
                885,000   Minneapolis Redev. Mtg. Rev. Series 1987A  (Riverplace Proj.) (LOC Bk. of
                            Tokyo), 7.10%, 1/1/20                                                                         892,974

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                186,528   Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                             187,649
                          MN HFA Single Family Mtg. Rev.:
                205,000     Series 1994E, 5.90%, 7/1/25                                                                   209,190
                 10,000     Series 1995K, 6.20%, 7/1/20                                                                    10,212
                150,000     Series 1996D, 6.00%, 1/1/16                                                                   154,260
                100,000     Series 1997A, 5.60%, 7/1/09                                                                   103,852
                360,000     Series 1997I, 5.50%, 1/1/17                                                                   374,220
                220,000     Series 1996H, 6.00%, 1/1/21                                                                   226,059
                750,000     Series 1997D, 5.85%, 7/1/19                                                                   762,810
                 45,000     Series 1997E, 5.90%, 7/1/29                                                                    45,785
                 65,000     Series 1997G, 6.00%, 1/1/18                                                                    66,856
              1,095,000     Series 1998C, 5.25%, 1/1/17                                                                 1,110,100
                 80,000     Series 1998F-1, 4.75%, 7/1/07                                                                  80,270
                 65,000     Series 1998F, 4.95%, 7/1/08                                                                    66,366
                340,000     Series 1998F-1, 5.45%, 1/1/17                                                                 349,010
                105,000     Series 1998F, 5.70%, 1/1/17                                                                   108,304
                455,000     Series 1999B, 5.25%, 1/1/20                                                                   458,230
                510,000     Series 1999C, 4.40%, 7/1/05                                                                   510,020
                165,000     Series 2000C, 6.10%, 7/1/30                                                                   166,865
                390,000     Series 2003I, 4.30%, 7/1/11                                                                   400,694
                665,000     Series 2003I, 5.10%, 7/1/20                                                                   690,842
              5,000,000     Series 2005D, 2.90%, 5/18/06                                                                5,005,000
                                                                                                             --------------------
                                                                                                                       12,088,895
                                                                                                             --------------------
    UTILITY (1.6%)
                610,000   Chaska Electric Rev. Series 2000A, 5.50%, 10/1/06                                               628,581
                255,000   Glencoe Light & Power Commission Elec. Rev. Series 2004, 2.00%, 12/1/05                         254,110
                          Lake Crystal Public Utilities Comm. Electric Rev. Series 1998:
                 40,000     4.80%, 12/1/06                                                                                 40,332
                130,000     5.45%, 12/1/13                                                                                131,447
                120,000     5.50%, 12/1/16                                                                                120,899
                 70,000   MN Public Facs. Auth. Water Pollution Ctrl. Rev. Series 1996B, 5.00%, 3/1/17                     71,121
                300,000   Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                   308,280
              2,100,000   Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19                   2,167,410
                                                                                                             --------------------
                                                                                                                        3,722,180
                                                                                                             --------------------
    TRANSPORTATION (0.1%)
                260,000   Puerto Rico Hwy. & Transportation Auth. Rev. Series 1993X, 5.00%, 7/1/22                        260,361
                                                                                                             --------------------

    OTHER REVENUE BONDS (8.2%)
                          Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park
                            Properties - Medical Clinic Proj.):
                250,000       5.15%, 12/1/08                                                                              253,970
              1,750,000       5.60%, 12/1/15                                                                            1,762,495
                          Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec.
                            Area Proj.):
                200,000       Series 2000, 6.25%, 11/1/05                                                                 201,328
                900,000       Series 2000, 7.25%, 11/1/16                                                                 963,324
                          Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
                125,000     Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                  127,679
                170,000     Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07                                 177,458
                500,000     Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                516,945
                160,000     Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                174,877
                175,000     Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                186,683
                855,000   Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.),
                            6.00%, 7/1/08                                                                                 842,594
                600,000   Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.),
                            4.50%, 2/1/13                                                                                 604,200
              1,000,000   MN Agr. & Econ. Dev. Board Rev. Series 2000B (Small Business Dev. Proj.),
                            7.25%, 8/1/20                                                                               1,076,840
                200,000   Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19                                 201,816
                          St. Paul Hsg. & Redev. Auth. Tax Increment Rev. :
                100,000     Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                    104,749
                800,000     Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                   833,928
              1,140,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                   1,190,445
              1,076,000     Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                   1,157,012
              3,000,000     Series 2002A (Upper Landing Proj.), 6.80%, 3/1/29                                           3,040,290
              2,000,000     Series 2002B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                         2,009,820
              1,300,000     Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                             1,313,793
              1,335,000     Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                          1,364,156
                810,000   Steele Co.  Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20               881,815
                          Victoria Recreational Facility Gross Rev. Series 2002:
                 70,000     4.75%, 2/1/12                                                                                  72,192
                 75,000     4.75%, 8/1/12                                                                                  77,349
                 85,000     5.10%, 8/1/15                                                                                  88,244
                200,000   Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999A,
                            5.625%, 10/1/10                                                                               211,472
                                                                                                             --------------------
                                                                                                                       19,435,474
                                                                                                             --------------------

Total municipal bonds (cost: $224,343,768)                                                                            227,690,908
                                                                                                             --------------------

---------------------------------------------------------------------------------------------------------------------------------
      QUANTITY/PAR ($)    NAME OF ISSUER                                                                         MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.2%) (2)
              3,500,000   Minneapolis Library G.O. Series, variable rate, 12/1/32                                       3,500,000
              1,000,000   MN Muni Power CP, 2.40%, 7/7/05                                                               1,000,000
                100,000   MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                 100,000
              1,000,000   Robbinsdale Hlth. Care Facs. Rev. Series 2003, variable rate, 5/15/33                         1,000,000
              2,055,250   Wells Fargo Minnesota Municipal Cash Fund, 1.95%                                              2,055,250
                                                                                                             --------------------

Total Short-Term Securities (cost: $7,655,250)                                                                          7,655,250
                                                                                                             --------------------

Total investments in securities (cost: $231,999,018)                                                                 $235,346,158
                                                                                                             ====================

Other Assets and Liabilities, Net (0.6%)                                                                                1,513,385

                                                                                                             --------------------
Total Net Assets                                                                                                     $236,859,543
                                                                                                             ====================


                                                                                                             --------------------
Aggregate Cost                                                                                                        231,999,018
                                                                                                             --------------------

Gross Unrealized Appreciation                                                                                           4,984,036
Gross Unrealized Depreciation                                                                                          (1,636,896)
                                                                                                             --------------------
Net Unrealized Appreciation (Depreciation)                                                                              3,347,140
                                                                                                             ====================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:    /s/ Paul E. Rasmussen
       ------------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Paul E. Rasmussen
       ------------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  August 26, 2005


By:    /s/ Eugene C. Sit
       ------------------------------------
       Eugene C. Sit
       Chairman

Date:  August 26, 2005